Consolidated Statements of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Product and service revenues	$ 83,786	$ 104,505
Cost of product and service revenues	96,881	90,492
Gross margin	(13,095)	14,013
Operating expenses:
Research and product development	95,952	62,162
General and administrative	28,754	24,725
Sales and marketing	12,851	12,904
Other expense	8,247	2,325
Total operating expenses	145,804	102,116
Results from operating activities	(158,899)	(88,103)
Finance loss and other	(2,102)	(8,813)
Finance expense	(1,279)	(1,294)
Net finance loss	(3,381)	(10,107)
Equity in loss of investment in joint venture and associates	(11,617)	(16,140)
Impairment charges on property, plant and equipment	(7)	(263)
Impairment on intangible assets (note 27)	(13,017)	0
Recovery on settlement of contingent consideration	9,891	0
Loss before income taxes	(177,030)	(114,613)
Income tax recovery	3,536	216
Net loss from continued operations	(173,494)	(114,397)
Net income from discontinued operations	0	164
Net loss	(173,494)	(114,233)
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans	1,514	2,170
Items that will not be reclassified to profit or loss	1,514	2,170
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(3,211)	814
Items that may be reclassified subsequently to profit or loss	(3,211)	814
Other comprehensive income (loss), net of tax	(1,697)	2,984
Total comprehensive loss	$ (175,191)	$ (111,249)
Basic and diluted loss per share
Basic loss per share (in USD per share)	$ (0.58)	$ (0.39)
Diluted loss per share (in USD per share)	$ (0.58)	$ (0.39)
Weighted average number of common shares outstanding (shares)	298,093,270	295,293,438